Share capital, Share premium and other reserves	12 Months Ended
Dec. 31, 2022
Share capital, Share premium and other reserves
Share capital, Share premium and other reserves

23. Share capital, share premium and other reserves

Share capital represents the par value of shares that have been issued.

Share premium includes any premiums received on the issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.

Other reserves include the following:

–  Share-based payment reserve – comprises fair value adjustment of equity-settled share schemes over the vesting periods.

–  Cash flow hedge reserve – comprises gains and losses relating to these types of financial instruments.

–  Other reserves - comprises mainly differences between the fair value of the consideration paid for an investment, and the carrying value of assets and liabilities acquired from business combinations under common control.

Translation reserve arises from the foreign currency translation of the Group’s foreign operations into the Group’s presentation currency.

Retained earnings includes all current and prior years’ retained profits, remeasurement gains/(losses), including any tax impacts on defined benefit plans.

Share capital and share premium

		At 31 December 2021	Issue of share capital	Capital Reduction	Consolidation/ redemption of shares	Sub-division of shares	At 31 December 2022
Ordinary shares at £1.00 each	Number	2	18	–	(20)	–	–
	£'000	–	–	–	–	–	–
Ordinary shares at £5.00 each	Number	–	–	–	4	(4)	–
	£'000	–	–	–	–	–	–
Ordinary shares at £1.25 each	Number	–	9,234,573,815	(9,234,573,831)	–	16	–
	£'000	–	11,543,217	(11,543,217)	–	–	–
Ordinary shares at £0.01 each	Number	–	–	9,234,573,831	–	–	9,234,573,831
	£'000	–	–	92,346	–	–	92,346
Redeemable Preference Shares at £1.00 each	Number	–	49,996	–	(49,996)	–	–
	£'000	–	50	–	(50)	–	–
Share capital	£'000	–	11,543,267	(11,450,871)	(50)	–	92,346
Share premium	£'000	–	10,606,752	(10,606,752)	–	–	–

The table above presents the movement of share capital and share premium of the Company for the year ended 31 December 2022. The Company was incorporated on 20 October 2021 in preparation for the demerger that took place in July 2022 to succeed CHHL2 as the new ultimate holding company of the Group. All ordinary shares are issued and fully paid. All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued. The redeemable preference shares carry limited class voting rights and no dividend rights.

Pre-demerger from GSK

Movement in share capital and share premium of CHHL2

The share capital on the consolidated balance sheet as at 31 December 2021 of £1m and certain movements within share capital and share premium in the consolidated statement of changes in equity represented the share structure of CHHL2, the former ultimate holding entity of the Group before the demerger from GSK that took place in July 2022.

Before the demerger in July 2022, CHHL2 issued one D Deferred share of £21,758m to GlaxoSmithKline Consumer Healthcare Holdings Limited (GSKCHHL, a fully controlled subsidiary of GSK at this time). The D Deferred share was non-redeemable and did not carry any voting rights, dividend rights or rights in the event of a return of capital. Subsequently, CHHL2 cancelled the fully paid-up D Deferred share of £21,758m in the share capital of CHHL2 held by GSKCHHL, to convert the share capital into distributable profits.

Before the demerger in July 2022, CHHL2 also issued one Deferred share of one penny to GSKCHHL for a consideration of £70m reflected in share premium. The Deferred share was non-redeemable and did not carry any voting rights, dividend rights or rights in the event of a return of capital.

Changes in the Company’s share structure in preparation for the demerger

The Company issued 20 ordinary shares of £1 each for a total consideration of £20 during the period 20 October 2021 (the date of incorporation) to 23 May 2022.

On 4 February 2022, the Company issued 49,996 redeemable preference shares of £1 each. The redeemable preference shares were redeemable at the option of the Company and carried a cumulative right to a dividend at a fixed rate of 0.1% of the nominal value per annum but carried no other right to income by way of dividend out of the profits of the Company.

On 11 April 2022, the Company redeemed the 49,996 preference shares at the redemption price of £49,996. The share capital of £49,996 has been transferred to the capital redemption reserve in order to preserve the nominal value of the share capital in accordance with section 733 of the Companies Act 2006.

On 23 May 2022, the Company consolidated its 20 ordinary shares of £1 each into 4 ordinary shares of £5 each. The Company then sub-divided its 4 ordinary shares of £5 each into 16 ordinary shares of £1.25 each.

Demerger activities

The Company completed the acquisition of the shares of GSKCHHL and PF Consumer Healthcare Holdings LLC (PFCHHL) on 17 July 2022. GSKCHHL and PFCHH were the entities that previously held the shares of the previous holding company of the Group (CHHL2) on behalf of GSK and Pfizer. The Company accounted for most of its investment in GSKCHHL at fair value, whilst the investment in PFCHH was accounted for at the aggregate nominal value of the Company’s shares as a result of the application of various provisions of the Companies Act 2006.

Share-for-share exchanges with GSK

On 15 July 2022, the Company issued 5,084,190,079 ordinary shares of £1.25 each to the shareholders of GSK plc in satisfaction of the demerger dividend in specie declared by GSK plc, in exchange for GSK plc transferring in its entirety the A Ordinary shares in GSKCHHL to the Company.

On 17 July 2022, the Company issued 692,593,037 ordinary shares of £1.25 each to the Scottish Limited Partnerships established by GSK companies, in exchange for the Scottish Limited Partnerships transferring in their entirety the C Ordinary shares in GSKCHHL to the Company.

On 17 July 2022, the Company issued 502,727,073 ordinary shares of £1.25 each to GSK plc, in exchange for GSK plc transferring in its entirety the B Ordinary shares in GSKCHHL to the Company.

In respect of the GSKCHHL share exchanges the Company recorded an aggregate share capital of £7,849m and share premium of £10,607m.

Share-for-share exchanges with the Pfizer Group

On 17 July 2022, the Company issued 2,955,063,626 ordinary shares of £1.25 each, and 25,000,000 non-voting preference shares of £1.00 each to Pfizer Inc., in exchange for Pfizer Inc., the ultimate parent company of PFCHHL, transferring in its entirety its shareholding in PFCHHL to the Company. The non-voting preference shares (NVPS) of £25m were classified as a non-current liability given the NVPS commands a mandatory quarterly coupon and can only be redeemed after a period of five years or upon a change if control of the Group. Pfizer Inc., has subsequently disposed of the NVPS to an external third party. These shares are not dilutive to earnings per share given they cannot be converted into common shares. Refer to Note 19 ‘Borrowings’ for further details about the Group’s NVPS.

Post-demerger activities

On 18 July 2022, regular trading of the Company’s ordinary shares commenced on the main market of the London Stock Exchange (as a constituent of the FTSE 100).

On 22 July 2022, regular-way trading of the Company’s American Depositary Shares commenced on the New York Stock Exchange, having traded on a when-issued basis from 18 July 2022 to 21 July 2022.

On 3 August 2022, the Company undertook a court-approved capital reduction in accordance with section 645 of the Companies Act 2006, through which:

–  the nominal value of the Company’s ordinary shares was reduced from £1.25 to £0.01, reducing the Company’s share capital from £11,543m to £92m; and

–  the Company’s share premium of £10,607m was cancelled in full.

The Group has recognised the admission costs related to the listing of the Company’s shares in the income statement as these costs were merely incurred in order to enable the distribution of shares to the GSK plc shareholders and the listing of the Company’s shares rather than to obtain new equity funding. These costs mainly include the preparation of the prospectus, reporting accountant, long-form and working capital reports, historical financial information (HFI), financial position and prospects procedures (FPPP), bank and legal fees, listing and registrars’ fees and costs reasonably incurred by the Pfizer Group in assisting the Company to achieve its listing.

Other reserves

The analysis of other reserves is as follows:

	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2021	–	(1)	(11,651)	(11,652)
Other comprehensive income	–	9	–	9
Contribution from parent	–	–	11	11
As at 31 December 2021	–	8	(11,640)	(11,632)
Other comprehensive income	–	142	–	142
Effect of change in ultimate holding company	–	–	(47)	(47)
As at 31 December 2022	–	150	(11,687)	(11,537)

[1]	Shares owned through an Employee Benefit Trust (EBT).

Merger reserve arises as a result of business combinations of entities under common control.

The cumulative translation exchange in equity is attributable to:

	Shareholders of the Group £m	Non- controlling interests £m	Total cumulative translation reserve £m
As at 1 January 2021	482	16	498
Exchange movements on overseas net assets	(34)	–	(34)
As at 31 December 2021	448	16	464
Exchange movements on overseas net assets	598	(10)	588
As at 31 December 2022	1,046	6	1,052